UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 161.9%

Security	Principal Amount (000’s omitted)	Value
Education — 23.8%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,272,934
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	250	250,848
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	236,445
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	211,317
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,797,989
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	1,135	1,095,127
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	641,318
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,655,593
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,258,157
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,295,829
Rutgers State University, 5.00%, 5/1/33	1,000	1,034,820
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,209,535

		$13,959,912

Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$368,395
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	1,000	780,690

		$1,149,085

General Obligations — 14.6%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$331,430
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	1,985,383
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	1,914,493
Monmouth County Improvement Authority, 5.00%, 8/1/33	500	525,530
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/24	2,500	2,567,475
Tenafly Board of Education, 4.00%, 7/15/27	1,235	1,215,475

		$8,539,786

Hospital — 25.1%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$85	$77,733
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,335,641
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	616,493
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,322,724
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,107,619
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,415	1,440,456
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	645	713,118
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	355	367,936
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	232,853
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,056,521
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,317,414

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	$1,075	$1,111,722

		$14,700,230

Housing — 3.2%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$620	$584,983
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,315	1,284,347

		$1,869,330

Industrial Development Revenue — 5.8%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$46,025
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	120,814
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	667,147
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	234,780
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,320,869

		$3,389,635

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	$595	$441,984

		$441,984

Insured-Gas Utilities — 6.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,591,719

		$3,591,719

Insured-General Obligations — 5.4%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,039,563
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,325,622
Paterson, (BAM), 5.00%, 1/15/26	750	784,703

		$3,149,888

Insured-Hospital — 5.7%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$77,855
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	218,940
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	750	753,982
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	385	384,704
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	499,615
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,398,078

		$3,333,174

Insured-Industrial Development Revenue — 3.4%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,997,831

		$1,997,831

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,591,560
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,095,620

		$2,687,180

Insured-Special Tax Revenue — 11.5%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,165,120
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,339,114
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,025,534
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	197,192

		$6,726,960

Insured-Student Loan — 3.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,290,664

		$2,290,664

Insured-Transportation — 0.6%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$330,920

		$330,920

Lease Revenue/Certificates of Participation — 6.0%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,549,740
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,705,933
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	275,403

		$3,531,076

Other Revenue — 6.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$13,280	$324,563
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,067,153
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	492,785
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	611,703

		$3,496,204

Senior Living/Life Care — 4.3%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$466,990
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	755,793
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	743,158
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	575,008

		$2,540,949

Special Tax Revenue — 3.2%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,488
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	168,583
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	626,032
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	429,965
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	546,085

		$1,871,153

Security	Principal Amount (000’s omitted)	Value
Student Loan — 5.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.225%, 6/1/36(1) (2) (3)	$2,500	$2,514,675
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	750	633,555

		$3,148,230

Transportation — 18.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,078,349
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,089,850
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	1,945,497
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	275,067
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	591,899
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,641,436
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,125,253

		$10,747,351

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,302,094

		$1,302,094

Total Tax-Exempt Municipal Securities — 161.9% (identified cost $95,259,783)		$94,795,355

Taxable Municipal Securities — 1.5%
Security	Principal Amount (000’s omitted)	Value
Transportation — 1.5%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$865,930

Total Taxable Municipal Securities — 1.5% (identified cost $989,048)		$865,930

Total Investments — 163.4% (identified cost $96,248,831)		$95,661,285

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.1)%		$(33,425,722)

Other Assets, Less Liabilities — (6.3)%		$(3,677,446)

Net Assets Applicable to Common Shares — 100.0%		$58,558,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 25.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 10.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $514,675

(3)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2013.

A summary of open financial instruments at August 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	135 U.S. Long Treasury Bond	Short	$(17,789,167)	$(17,807,344)	$(18,177)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $18,177.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$90,397,004

Gross unrealized appreciation	$2,631,796
Gross unrealized depreciation	(3,247,515)

Net unrealized depreciation	$(615,719)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$94,795,355	$—	$94,795,355
Taxable Municipal Securities	—	865,930	—	865,930
Total Investments	$—	$95,661,285	$—	$95,661,285

Liability Description
Futures Contracts	$(18,177)	$—	$—	$(18,177)
Total	$(18,177)	$—	$—	$(18,177)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013